Debt Future Repayments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Abstract]
2014	$ 981.3
2015	707.1
2016	1,902.4
2017	900.5
2018	500.6
2019 and thereafter	5,500.0
Total Repayments of Principal	$ 10,491.9	$ 7,104.8